Morgan Stanley Institutional Fund, Inc.

522 Fifth Avenue

New York, NY 10036

January 20, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:          Morgan Stanley Institutional Fund, Inc.

               Securities Act File No. 033-23166

               Registration Statement on Form N-14

Dear Mr. Greene:

On behalf of Morgan Stanley Institutional Fund, Inc., a Maryland corporation (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), is the Registrant’s Registration Statement on Form N-14 (the “Reorganization Registration Statement”).  The Reorganization Registration Statement is being filed in connection with a proposed Agreement and Plan of Reorganization, pursuant to which (i) substantially all of the assets and liabilities of Van Kampen Core Growth Fund (“VK Core Growth”), a series of Van Kampen Equity Trust II, will be transferred to Advantage Portfolio, a newly created series of the Registrant (“MSIF Advantage”), in exchange for shares of common stock of MSIF Advantage (the “Core Growth Reorganization”); (ii) substantially all of the assets and liabilities of Van Kampen Equity Growth Fund (“VK Equity Growth”), a series of Van Kampen Series Fund, Inc., will be transferred to Equity Growth Portfolio, a newly created series of the Registrant (“MSIF Equity Growth”), in exchange for shares of common stock of MSIF Equity Growth (the “Equity Growth Reorganization”); and (iii) substantially all of the assets and liabilities of Van Kampen Global Growth Fund (“VK Global Growth”), a series of Van Kampen Equity Trust, will be transferred to Global Growth Portfolio, a newly created series of the Registrant (“MSIF Global Growth “), in exchange for shares of common stock of MSIF Global Growth (the “Global Growth Reorganization”).

MSIF Advantage, MSIF Equity Growth and MSIF Global Growth are each referred to herein as an “Acquiring Fund” and collectively as the “Acquiring Funds.”  VK Core Growth, VK Equity Growth and VK Global Growth are each referred to herein as an “Acquired Fund” and collectively as the “Acquired Funds.”  The Reorganizations of each of VK Core Growth, VK Equity Growth and VK Global Growth are each referred to herein as a “Reorganization,” and collectively as the “Reorganizations.”

As a result of each Reorganization, shareholders of the Acquired Funds will become shareholders of the corresponding Acquiring Funds and will receive shares of such Acquiring Fund equal to the value of their holdings in the Acquired Fund on the date of such transaction, and thereafter, each Acquired Fund will be dissolved.   Pursuant to each Reorganization, Class A and Class B Shareholders of each Acquired Fund will receive Class H shares of each Acquiring Fund, while Class C and Class I Shareholders of each Acquired Fund will receive Class L and Class I shares, respectively, of each Acquiring Fund.  At special meetings of shareholders of the Acquiring Funds to be held on or about May 10, 2010 (each a “Meeting, “and collectively the “Meetings”), shareholders of each Acquired Fund will be asked to vote to approve or disapprove the applicable Reorganization.

This filing is being made pursuant to Rule 488 under the Securities Act.   We anticipate going automatically effective on February 24, 2010.

Should you have any questions regarding the Reorganization Registration Statement or the foregoing matters, please do not hesitate to contact me at 212.296.6993 (tel) or 212.404.9620 (fax) or Kristin M. Hester at 212.649.8796 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Debra Rubano